Income taxes (Detail Textuals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Income Tax Disclosure [Abstract]
Income tax rate for foreign subsidiary	16.50%	16.50%	16.50%
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Withholding income tax rate on on dividends distributed	10.00%	10.00%
Description of withholding tax rate	dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE).	dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE).
Amount of undistributed earnings accrued	¥ 1,041,492				$ 151,479
Percentage of income tax research and development super deduction	175.00%	175.00%	150.00%	150.00%
Research and development expense	¥ 86,686	$ 12,608	¥ 95,295	¥ 40,271
Research and development super-deduction	¥ 16,254	$ 2,364	¥ 11,912	¥ 5,034